Cash Flow Information	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Cash Flow Information
2.	Cash Flow Information

For the nine months ended September 30, 2014, the Company had non-cash investing activities not included in the consolidated statement of cash flows of $2,062 relating to costs associated with vessels under construction that had not been paid as of September 30, 2014.

For the nine months ended September 30, 2014, the Company had non-cash operating activities not included in the statement of cash flows of $528 relating to deferred financing cost that had not been paid as of September 30, 2014.

For the nine months ended September 30, 2014, the company transferred $66,514 from vessels under construction to vessels at the time of delivery from the shipyard.

For the nine months ended September 30, 2014, the company capitalized $125 of interest.